STOCKHOLDERS' EQUITY	12 Months Ended
Jun. 30, 2021
Stockholders’ Equity:
STOCKHOLDERS' EQUITY

NOTE 9 - STOCKHOLDERS' EQUITY

Stock Issued for Services

The Company engaged Maxim Group LLC (“Maxim”) as its financial advisor to assist the Company in articulating its growth strategy to the investment community and up-list its securities to a National Securities Exchange. On February 10, 2020, the Company issued 150,000 shares of common stock valued at $262,500 based on the quoted market price to Maxim Group LLC as a part of its compensation.

On May 19, 2020, the Company and Maxim mutually agreed to terminate all rights and obligations. Pursuant to the Settlement Agreement dated May 19, 2020, Maxim returned 75,000 shares of common stock valued at $131,250 to the Company for cancellation. The net cost of $131,250 was amortized in full during the year ended June 30, 2020.

Stock Issued for Conversion of Convertible Debt

During the year ended June 30, 2021, the Company issued a total of 9,470,630 shares of common stock for the conversion of debt in the principal amount of $273,200 together with all accrued and unpaid interest, according to the conditions of the convertible notes. All these conversions resulted in a total gain on extinguishment of debt of $202,588 for the year ended June 30, 2021. The remaining principal balance due under convertible notes after these conversions and other debt settlements (See Note 13) is zero.

During the year ended June 30, 2020, the Company issued a total of 96,265 shares of common stock for the conversion of debt in the principal amount of $67,615.6 together with all accrued and unpaid interest, according to the conditions of the convertible notes. All these conversions resulted in a total loss on extinguishment of debt of $41,255 for the year ended June 30, 2020.

Stock Issued for Exercise of Warrants

On December 21, 2020, the Company issued a total of 1,500,000 shares of common stock to FirstFire Global Opportunities Fund, LLC for the exercise of warrants in full, according to the conditions of the convertible note dated as September 11, 2019. The exercise of warrants resulted in a loss of $67,028 for the Year ended June 30, 2021. (See Note 13)

Stock Issued for Private Placement

In December 2020, the Company issued a total of 28,869,999 shares of common stock to nine individual subscribers for an aggregate purchase price of $433,000 at $0.015 per share, according to the conditions of the subscription agreements signed between the Company and subscribers.

On January 13, 2021, the Company issued a total of 7,000,000 shares of common stock to one individual subscriber for purchase price of $105,000 at $0.015 per share, according to the conditions of the subscription agreement signed by both parties.

Stock Issued as Commitment Shares for Promissory Note

On December 21, 2020, the Company issued a self-amortization promissory note to Labrys Fund, L.P in the aggregate principal amount of $300,000. The promissory note is due on or before December 21, 2021 and bears an interest rate of five percent (5%) per annum. The note is not convertible unless in default, as defined in the agreement. The Company agreed to reserve 7,052,239 shares of its common stock for issuance if any debt is converted.

On December 31, 2020, the Company issued 447,762 shares of common stock (the “First Commitment Shares”) and 1,119,402 shares of common stock (the “Second Commitment Shares”) related to the promissory note as a commitment fee. The Second Commitment Shares must be returned to the Company’s treasury if the promissory note is fully repaid and satisfied on or prior to the maturity date. The Company recorded the First Commitment Shares as debt discount valued at $68,060 based on the quoted market price at issue date and amortized over the term of the promissory note. The Company recorded the Second Commitment Shares at par for the year ended June 30, 2021. (See Note 14)

On March 10, 2021, the Company issued a self-amortization promissory note to Labrys Fund, L.P in the aggregate principal amount of $500,000. The promissory note is due on or before March 10, 2022 and bears an interest rate of five percent (5%) per annum. The note is not convertible unless in default, as defined in the agreement. The Company agreed to reserve 6,562,500 shares of its common stock for issuance if any debt is converted.

On March 10, 2021, the Company issued 417,000 shares of common stock (the “First Commitment Shares”) and 1,042,000 shares of common stock (the “Second Commitment Shares”) related to the promissory note as a commitment fee. The Second Commitment Shares must be returned to the Company’s treasury if the promissory note is fully repaid and satisfied on or prior to the maturity date. The Company recorded the First Commitment Shares as debt discount valued at $87,153 based on the quoted market price at issue date and amortized over the term of the promissory note. The Company recorded the Second Commitment Shares at par for the year ended June 30, 2021. (See Note 14)